Operating Lease	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Mar. 31, 2019
Leases [Abstract]
Operating Lease

Note 9 - Operating Lease

The Company is obligated under an operating lease primarily for its offices. The lease requires the Company to pay insurance, utilities, and shared maintenance costs in addition to the monthly rent of $3,733. A refundable security deposit of $5,000 was also required as part of the lease. The lease expires in May, 2019 and has a one year renewal option. Total rent expense under the lease was $26,609 and $5,973 for the periods ended June 30, 2018 and December 31, 2017, respectively. The future minimum annual commitments under this operating lease are $37,333 through June 30, 2019.

Note 5—Operating Lease

The Company is obligated under an operating lease primarily for its office. The lease requires the Company to pay insurance, utilities, and shared maintenance costs in addition to the monthly rent of $3,733 through May 2019. A refundable security deposit of $5,000 was also required as part of the lease. During March 2019, the lease was extended through May 2022 with monthly payments of $7,942 being due through May 2022.

Total rent expense was $52,541 for the nine months ended March 31, 2019.

The future minimum annual commitments under this operating lease are as follows:

Fiscal Year Ending June 30	Amount
2019	$19,617
2020	$95,304
2021	$95,304
2022	$79,420
$289,645